UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 to November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.
Attached hereto.

ABCS Guggenheim ABC High Dividend ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 60.4%
	Australia - 33.1%
133,413	APN News & Media Ltd.	$ 100,736
375,606	Goodman Fielder Ltd.(a)	200,647
84,991	Hills Holdings Ltd.(a)	96,042
50,629	Seven West Media Ltd.	171,637
131,214	Southern Cross Media Group Ltd.	155,690
215,002	SP AusNet	208,724
171,483	Spark Infrastructure Group	223,729
87,480	TABCORP Holdings Ltd.	253,428
130,198	Tatts Group Ltd.	307,631
173,441	Telstra Corp. Ltd.	563,036
		2,281,300

	Brazil - 13.3%
39,256	Banco Santander Brasil SA, ADR	303,056
44,810	Cia Siderurgica Nacional SA, ADR	371,923
9,147	CPFL Energia SA, ADR	240,841
		915,820

	Canada - 14.0%
30,766	Armtec Infrastructure, Inc.	44,481
9,043	Canfor Pulp Products, Inc.	91,608
31,269	Chorus Aviation, Inc.	98,720
17,174	EnerCare, Inc.	142,899
18,656	Just Energy Group, Inc.	188,074
17,000	New Flyer Industries, Inc.	96,306
15,035	Parkland Fuel Corp.	173,012
19,652	Superior Plus Corp.	103,599
151,612	Yellow Media, Inc.(a)	29,077
		967,776

	Total Common Stocks - 60.4%
	(Cost $5,243,564)	4,164,896

	Preferred Stocks - 37.7%
	Brazil - 37.7%
10,954	Braskem SA, ADR(a)	174,935
21,305	Cia de Bebidas das Americas, ADR	732,466
23,301	Cia Energetica de Minas Gerais, ADR	408,933
10,902	TAM SA, ADR	209,973
24,967	Tele Norte Leste, ADR	236,188
15,312	Telefonica Brasil SA, ADR	412,964
24,083	Ultrapar Participacoes SA, ADR	427,955
	(Cost $2,818,832)	2,603,414

	Income Trust - 1.6%
	Canada - 1.6%
7,940	Chemtrade Logistics Income Fund	110,422
	(Cost $113,279)

	Total Long-Term Investments - 99.7%
	(Cost $8,175,675)	6,878,732

	Investments of Collateral for Securities Loaned - 4.9%
341,242	BNY Mellon Securities Lending Overnight Fund, 0.125%(b)(c)	341,242
	(Cost $341,242)

	Total Investments - 104.6%
	(Cost $8,516,917)	7,219,974
	Liabilities in excess of Other Assets - (4.6%)	(316,274)
	Net Assets - 100.0%	$ 6,903,700

ADR - American Depositary Receipt
SA - Corporation

(a)	Security, or portion thereof, was on loan at November 30, 2011.
(b)	At November 30, 2011, the total market value of the Fund's securities on loan was $322,006 and the total market value of the collateral held by the Fund was $341,242.
(c)	Interest rate shown reflects yield as of November 30, 2011.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Sector Allocation*
Communications	24.3%
Utilities	18.5%
Consumer, Non-Cyclical	15.6%
Consumer, Cyclical	15.6%
Basic Materials	15.5%
Finance	4.4%
Industrial	3.6%
Energy	2.5%
* Subject to change daily. Based on long-term investments.
Securities are classified by sectors that represent broad groupings of related industries.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 8,517,190	$ 71,684	$ (1,368,900)	$ (1,297,216)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$4,165	$-	$-	$4,165
Preferred Stocks	2,604	-	-	2,604
Income Trust	110	-	-	110
Investments of Collateral for Securities Loaned	341	-	-	341
Total	$7,220	$-	$-	$7,220

There were no transfers between levels.

FAA Guggenheim Airline ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.3%
	Common Stocks - 100.3%
	Australia - 1.6%
151,834	Qantas Airways Ltd.(b)	$ 236,308

	Brazil - 1.6%
12,323	TAM SA, ADR	237,341

	Canada - 1.6%
20,353	Westjet Airlines Ltd.	225,600

	France - 1.7%
43,064	Air France-KLM(a)	249,390

	Germany - 4.7%
52,411	Deutsche Lufthansa AG	678,297

	Hong Kong - 1.6%
133,000	Cathay Pacific Airways Ltd.	231,944

	Ireland - 1.6%
7,561	Ryanair Holdings PLC, ADR(b)	227,511

	Japan - 4.2%
202,000	All Nippon Airways Co. Ltd.(a)	603,684

	Singapore - 4.3%
77,000	Singapore Airlines Ltd.	616,601

	South Korea - 1.6%
5,740	Korean Air Lines Co. Ltd.	230,565

	Spain - 1.6%
97,255	International Consolidated Airlines Group SA(b)	225,620

	Sweden - 1.8%
196,469	SAS AB(a) (b)	268,022

	United Kingdom - 1.6%
38,718	easyJet PLC	230,794

	United States - 70.8%
10,179	Alaska Air Group, Inc.(b)	706,626
275,812	Delta Air Lines, Inc.(b)	2,239,593
119,489	Hawaiian Holdings, Inc.(b)	710,960
179,233	JetBlue Airways Corp.(b)	738,440
57,741	SkyWest, Inc.	700,398
261,837	Southwest Airlines Co.	2,194,194
123,508	United Continental Holdings, Inc.(a) (b)	2,219,439
155,157	US Airways Group, Inc.(b)	732,341
		10,241,991

	Total Common Stocks - 100.3%
	(Cost $18,506,467)	14,503,668

	Investments of Collateral for Securities Loaned - 12.6%
1,822,382	BNY Mellon Securities Lending Overnight Fund, 0.1250%(c) (d)	1,822,382
	(Cost $1,822,382)

	Total Investments - 112.9%
	(Cost $20,328,849)	16,326,050
	Liabilities in excess of Other Assets - (12.9%)	(1,864,492)
	Net Assets - 100.0%	$ 14,461,558

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA - Corporation

(a)	Security, or portion thereof, was on loan at November 30, 2011.
(b)	Non-income producing security.
(c)	At November 30, 2011, the total market value of the Fund's securities on loan was $1,757,152 and the total market value of the collateral held by the Fund was $1,822,382.
(d)	Interest rate shown reflects yield as of November 30, 2011.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Summary of Investments by Sector Classification*
Consumer, Cyclical	100.0%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 20,391,589	$ 373,153	$ (4,438,692)	$ (4,065,539)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stocks	$14,504	$–	$–	$14,504
Investments of Collateral for Securities Loaned	1,822	–	–	1,822
Total	$16,326	$–	$–	$16,326

There were no transfers between levels.

YAO Guggenheim China All-Cap ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 100.0%
	Basic Materials - 4.2%
404,000	Aluminum Corp. of China Ltd.(a)	$ 183,932
110,000	Angang Steel Co. Ltd.	67,057
182,000	China BlueChemical Ltd.	142,080
156,000	China Forestry Holdings Co. Ltd.(b) (c)	–
133,000	China Molybdenum Co. Ltd.(a)	62,433
158,000	Citic Pacific Ltd.	284,890
80,000	Fufeng Group Ltd.	41,669
172,000	Hunan Non-Ferrous Metal Corp. Ltd.(a) (c)	42,472
142,000	Jiangxi Copper Co. Ltd.	313,019
60,500	Kingboard Chemical Holdings Ltd.	157,562
167,000	Lee & Man Paper Manufacturing Ltd.(a)	58,205
186,000	Maanshan Iron & Steel(a)	50,713
160,000	Minmetals Resources Ltd.(c)	66,877
171,000	Nine Dragons Paper Holdings Ltd.	111,280
59,500	Real Gold Mining Ltd.(b)	57,392
438,000	Shougang Concord International Enterprises Co. Ltd.	26,757
182,000	Sinofert Holdings Ltd.	54,538
240,000	Sinopec Shanghai Petrochemical Co. Ltd.	83,339
146,000	Sinopec Yizheng Chemical Fibre Co. Ltd.(a)	33,047
135,500	Yingde Gases	138,192
90,000	Zhaojin Mining Industry Co. Ltd.(a)	152,325
614,000	Zijin Mining Group Co. Ltd.(a)	256,639
		2,384,418

	Communications - 23.2%
145,000	Alibaba.com Ltd.(a) (c)	145,270
5,346	AsiaInfo-Linkage, Inc.(c)	46,724
28,101	Baidu, Inc., ADR(c)	3,680,950
212,000	China Communications Services Corp. Ltd.	98,700
354,000	China Mobile Ltd.	3,382,702
1,412,000	China Telecom Corp. Ltd.	835,342
502,000	China Unicom Hong Kong Ltd.	1,038,153
152,000	China Wireless Technologies Ltd.	29,518
78,545	Comba Telecom Systems Holdings Ltd.	68,287
14,585	Ctrip.com International Ltd., ADR(a) (c)	396,712
9,778	Focus Media Holding Ltd., ADR(a) (c)	181,088
8,884	Giant Interactive Group, Inc., ADR	34,914
7,296	NetEase.com, Inc., ADR(c)	328,977
2,934	Shanda Interactive Entertainment Ltd., ADR(c)	117,565
6,720	SINA Corp.(a) (c)	444,058
3,192	Sohu.com, Inc.(c)	157,812
62,000	TCL Communication Technology Holdings Ltd.	32,613
104,100	Tencent Holdings Ltd.	1,943,968
242,000	VODone Ltd.(a)	34,547
64,040	ZTE Corp.(a)	186,960
		13,184,860

	Consumer, Cyclical - 5.8%
216,000	Air China Ltd.	158,066
79,000	Anta Sports Products Ltd.	83,821
262,000	Bosideng International Holdings Ltd.	74,130
280,000	Brilliance China Automotive Holdings Ltd.(a) (c)	304,289
80,500	Byd Co. Ltd.(c)	187,390
291,000	China Dongxiang Group Co.	50,150
164,000	China Eastern Airlines Corp. Ltd.(c)	67,494
57,000	China Lilang Ltd.(a)	46,404
178,000	China Southern Airlines Co. Ltd.(c)	91,112
284,000	China Travel International Investments	42,369
78,000	Digital China Holdings Ltd.	121,582
288,000	Dongfeng Motor Group Co. Ltd.	410,397
63,000	Golden Eagle Retail Group Ltd.	141,143
105,000	Great Wall Motor Co. Ltd.	142,062
228,000	Guangzhou Automobile Group Co. Ltd.	204,087
81,000	Haier Electronics Group Co. Ltd.(a) (c)	72,296
172,000	Hengdeli Holdings Ltd.	63,487
2,756	Home Inns & Hotels Management, Inc., ADR(a) (c)	85,601
106,500	Intime Department Store Group Co. Ltd.	121,354
75,000	LI Ning Co. Ltd.(a)	57,488
66,000	Minth Group Ltd.	58,569
121,500	Parkson Retail Group Ltd.	146,728
276,000	PCD Stores Group Ltd.	43,660
87,000	Peak Sport Products Co. Ltd.	24,056
34,500	Ports Design Ltd.	61,231
69,500	Sinotruk Hong Kong Ltd.	35,396
40,000	Weichai Power Co. Ltd.	179,281
55,000	Wumart Stores, Inc.	112,893
55,500	Zhongsheng Group Holdings Ltd.	96,360
		3,282,896

	Consumer, Non-cyclical - 7.5%
65,000	Asian Citrus Holdings Ltd.	41,296
300,000	Chaoda Modern Agriculture Holdings Ltd.(a) (b)	23,999
175,000	China Agri-Industries Holdings Ltd.	128,513
76,000	China Foods Ltd.(a)	60,307
142,000	China Mengniu Dairy Co. Ltd.	500,392
41,000	China Shineway Pharmaceutical Group Ltd.(a)	56,948
139,000	China Yurun Food Group Ltd.(a)	187,348
158,000	COSCO Pacific Ltd.	177,802
33,000	Hsu Fu Chi International Ltd.	107,661
126,000	Jiangsu Expressway Co. Ltd.	109,382
39,200	Lianhua Supermarket Holdings Co. Ltd.	47,289
8,435	Mindray Medical International Ltd., ADR(a)	227,576
12,793	New Oriental Education & Technology Group, ADR(c)	322,895
192,000	Shandong Weigao Group Medical Polymer Co. Ltd.	161,245
124,000	Shenguan Holdings Group Ltd.	66,501
855,000	Shenzhen International Holdings Ltd.	51,132
94,000	Sichuan Expressway Co. Ltd.	35,180
196,000	Sino Biopharmaceutical	60,498
84,400	Sinopharm Group Co. Ltd.	199,725
188,000	Tingyi Cayman Islands Holding Corp.(a)	588,747
32,000	Tsingtao Brewery Co. Ltd.	171,204
99,000	Uni-President China Holdings Ltd.	53,730
46,000	United Laboratories International Holdings Ltd.	25,498
690,000	Want Want China Holdings Ltd.	699,273
6,108	WuXi PharmaTech Cayman, Inc., ADR(c)	73,296
146,000	Zhejiang Expressway Co. Ltd.	87,876
		4,265,313

	Diversified - 1.8%
112,000	China Merchants Holdings International Co. Ltd.	316,893
120,000	China Resources Enterprise Ltd.	404,347
250,000	Guangdong Investment Ltd.(a)	154,331
50,000	Shanghai Industrial Holdings Ltd.	129,573
		1,005,144

	Energy - 18.0%
417,000	China Coal Energy Co. Ltd.	469,263
277,000	China Longyuan Power Group Corp.	203,061
156,000	China Oilfield Services Ltd.	229,521
1,714,000	China Petroleum & Chemical Corp.	1,739,240
347,000	China Shenhua Energy Co. Ltd.	1,457,083
1,482,000	CNOOC Ltd.	2,672,194
100,000	Hidili Industry International Development Ltd.(a)	33,181
220,000	Kunlun Energy Co. Ltd.	285,769
2,152,000	PetroChina Co. Ltd.	2,645,890
394,000	United Energy Group Ltd.(c)	57,259
198,000	Yanzhou Coal Mining Co. Ltd.	442,575
		10,235,036

	Financial - 30.2%
134,000	Agile Property Holdings Ltd.(a)	101,851
2,430,000	Agricultural Bank of China Ltd.	975,063
6,156,000	Bank of China Ltd.	1,908,039
668,000	Bank of Communications Co. Ltd.	417,527
1,278,000	China Citic Bank Corp. Ltd.	657,450
3,946,000	China Construction Bank Corp.	2,669,405
86,000	China Everbright Ltd.	122,770
759,000	China Life Insurance Co. Ltd.	1,880,051
398,000	China Merchants Bank Co. Ltd.	710,467
419,500	China Minsheng Banking Corp. Ltd.(a)	332,881
388,000	China Overseas Land & Investment Ltd.	643,714
122,800	China Pacific Insurance Group Co. Ltd.	339,554
206,000	China Resources Land Ltd.	302,026
88,000	China Taiping Insurance Holdings Co. Ltd.(c)	165,237
584,000	Country Garden Holdings Co. Ltd.	199,786
5,882	E-House China Holdings Ltd., ADR	35,645
497,000	Evergrande Real Estate Group Ltd.(a)	192,395
348,000	Franshion Properties China Ltd.	66,239
271,000	Glorious Property Holdings Ltd.(a) (c)	46,703
64,500	Greentown China Holdings Ltd.(a)	28,370
104,000	Guangzhou R&F Properties Co. Ltd.(a)	81,590
5,082,000	Industrial & Commercial Bank of China	2,816,979
189,000	Kaisa Group Holdings Ltd.(a) (c)	35,974
130,000	KWG Property Holding Ltd.(a)	41,965
128,000	Longfor Properties Co. Ltd.	145,853
238,000	PICC Property & Casualty Co. Ltd.	305,784
182,000	Ping An Insurance Group Co. of China Ltd.	1,197,261
197,000	Poly Hong Kong Investments Ltd.(a)	77,275
828,000	Renhe Commercial Holdings Co. Ltd.(a)	112,878
214,000	Shenzhen Investment Ltd.	37,430
142,000	Shimao Property Holdings Ltd.(a)	111,401
363,000	Sino-Ocean Land Holdings Ltd.(a)	140,055
190,000	Soho China Ltd.	124,622
69,000	Yanlord Land Group Ltd. (Singapore)(a)	54,931
510,000	Yuexiu Property Co. Ltd.	72,150
		17,151,321

	Industrial - 6.6%
67,985	AAC Technologies Holdings, Inc.	157,208
132,500	Anhui Conch Cement Co. Ltd.(a)	407,273
204,000	AviChina Industry & Technology Co. Ltd.	92,876
119,000	BBMG Corp.	84,940
192,000	Beijing Capital International Airport Co. Ltd.	88,895
451,000	China Communications Construction Co. Ltd.	331,775
262,500	China COSCO Holdings Co. Ltd.	111,070
187,000	China Everbright International Ltd.(a)	72,631
114,000	China High Speed Transmission Equipment Group Co. Ltd.(a)	54,394
290,000	China National Building Material Co. Ltd.	327,091
120,000	China National Materials Co. Ltd.(a)	45,373
193,000	China Railway Construction Corp. Ltd.	104,251
388,000	China Railway Group Ltd.	117,765
199,000	China Shanshui Cement Group Ltd.	137,180
392,000	China Shipping Container Lines Co. Ltd.(c)	72,093
134,000	China Shipping Development Co. Ltd.	74,794
140,000	China State Construction International Holdings Ltd.	93,627
147,600	China Zhongwang Holdings Ltd.(a)	50,684
187,000	CSR Corp. Ltd.	112,553
34,800	Dongfang Electric Corp. Ltd.(a)	110,771
150,000	Guangshen Railway Co. Ltd.(a)	53,244
57,000	Haitian International Holdings Ltd.	47,430
70,000	Harbin Electric Co. Ltd.	66,710
89,500	Kingboard Laminates Holdings Ltd.	41,208
197,000	Lonking Holdings Ltd.	64,100
301,000	Metallurgical Corp. of China Ltd.	62,712
215,000	NVC Lighting Holdings Ltd.	82,400
88,000	Sany Heavy Equipment International Holdings Co. Ltd.	80,468
306,000	Shanghai Electric Group Co. Ltd.	132,624
189,000	Sinotrans Ltd.	35,488
131,000	Sinotrans Shipping Ltd.	32,348
13,240	Suntech Power Holdings Co. Ltd., ADR(a) (c)	32,835
496,000	Tianjin Port Development Holdings Ltd.	68,893
301,000	Yangzijiang Shipbuilding Holdings Ltd.	206,736
47,000	Zhuzhou CSR Times Electric Co. Ltd.	105,056
		3,759,496

	Technology - 1.0%
3,375	Camelot Information Systems, Inc., ADR(a) (c)	8,066
538,000	Lenovo Group Ltd.	370,868
2,006,000	Semiconductor Manufacturing International Corp.(c)	98,036
94,000	TPV Technology Ltd.	19,464
96,000	Travelsky Technology Ltd.	48,151
		544,585

	Utilities - 1.7%
46,500	Beijing Enterprises Holdings Ltd.	249,977
60,000	China Resources Gas Group Ltd.	88,432
174,000	China Resources Power Holdings Co. Ltd.	343,726
338,000	Datang International Power Generation Co. Ltd.	111,718
366,000	Huaneng Power International, Inc.	185,930
		979,783

	Total Common Stocks - 100.0%
	(Cost $71,069,753)	56,792,852

	Investments of Collateral for Securities Loaned - 8.0%
4,560,699	BNY Mellon Securities Lending Overnight Fund, 0.1250%(d) (e)	$4,560,699
	(Cost $4,560,699)

	Total Investments - 108.0%
	(Cost $75,630,452)	61,353,551
	Liabilities in excess of Other Assets - (8.0%)	(4,530,756)
	Net Assets - 100.0%	$ 56,822,795

ADR - American Depositary Receipt

(a)	Security, or portion thereof, was on loan at November 30, 2011.
(b)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $81,391 which represents 0.1% of net assets.

(c)	Non-income producing security.
(d)	At November 30, 2011, the total market value of the Fund's securities on loan was $4,232,812 and the total market value of the collateral held by the Fund was $4,560,699.
(e)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
Sector*	% of Long-Term Investments
China	99.5%
Singapore	0.5%

*Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2011.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 75,653,374	$ 3,851,178	$ (18,151,001)	$ (14,299,823)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2011:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$2,327	$57	$-	†	$2,384
Communications	13,185	-	-		13,185
Consumer, Cyclical	3,283	-	-		3,283
Consumer, Non-cyclical	4,241	24	-		4,265
Diversified	1,005	-	-		1,005
Energy	10,235	-	-		10,235
Financial	17,151	-	-		17,151
Industrial	3,760	-	-		3,760
Technology	545	-	-		545
Utilities	980	-	-		980
Investments of Collateral for Securities on Loaned	4,561	-	-		4,561
Total	$61,273	$81	$-	†	$61,354

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 2	$ 24

The transfer from Level 1 to Level 2 was the result of Chaoda Modern Agriculture Holding Ltd. being halted on the principal exchange pending the release of price sensitive news.

The fair value estimate for China Forestry Holdings, Inc. was determined in good faith by the Pricing Committee pursuant to the
Valuation Procedures established in good faith by management and approved by the Board of Trustees. There were various factors considered in reaching a fair value determination including, but not limited to, the following: the type of security, and public information obtained from the issuer and the primary stock exchange on which the issuer trades.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs
(Level 3 valuations) for the year ended November 30, 2011.

Level 3 Holdings	Securities
Beginning Balance at 8/31/11	$-	†
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 11/30/11	$-	†

† Market value is less than minimum figure disclosed.

CQQQ Guggenheim China Technology ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 99.7%
	Basic Materials - 5.4%
11,490,000	G-Resources Group Ltd.(a)	$ 701,916
247,500	Kingboard Chemical Holdings Ltd.	644,573
		1,346,489

	Communications - 57.4%
874,000	Alibaba.com Ltd.(a) (b)	875,630
34,166	AsiaInfo-Linkage, Inc.(a)	298,611
22,834	Baidu, Inc., ADR(a)	2,991,026
409,000	BYD Electronic International Co. Ltd.(a)	123,612
920,000	China Wireless Technologies Ltd.	178,664
553,870	Comba Telecom Systems Holdings Ltd.	481,533
58,232	Giant Interactive Group, Inc., ADR(b)	228,852
42,321	NetEase.com, Inc., ADR(a)	1,908,254
19,653	Shanda Interactive Entertainment Ltd., ADR(a)	787,496
31,273	SINA Corp.(a)	2,066,520
17,496	Sohu.com, Inc.(a)	865,002
393,000	TCL Communication Technology Holdings Ltd.	206,722
129,200	Tencent Holdings Ltd.	2,412,686
336,200	ZTE Corp.	981,511
		14,406,119

	Consumer, Cyclical - 8.0%
497,000	Byd Co. Ltd.(a) (b)	1,156,928
520,000	Digital China Holdings Ltd.	810,546
1,650,000	Inspur International Ltd.	45,412
		2,012,886

	Consumer, Non-cyclical - 1.4%
1,212,000	Hi Sun Technology China Ltd.(a)	341,364

	Industrial - 9.0%
473,993	AAC Technologies Holdings, Inc.	1,096,057
1,318,000	China Aerospace International Holdings Ltd.	103,399
17,257	China Digital TV Holding Co. Ltd., ADR	62,643
428,000	China High Precision Automation Group Ltd.(b) (c)	150,823
632,500	Kingboard Laminates Holdings Ltd.	291,216
6,320,000	Sino-Tech International Holdings Ltd.(a)	79,655
86,793	Suntech Power Holdings Co. Ltd., ADR(a) (b)	215,247
933,000	Truly International Holdings	154,790
308,000	Wasion Group Holdings Ltd.	109,328
		2,263,158

	Technology - 18.5%
7,126,000	Apollo Solar Energy Technology Holdings Ltd.(a)	261,193
22,547	Camelot Information Systems, Inc., ADR(a) (b)	53,887
557,000	China ITS Holdings Co. Ltd.(a) (b)	82,381
306,000	Great Wall Technology Co. Ltd.	69,264
570,000	Ju Teng International Holdings Ltd.	83,570
1,194,000	Kingdee International Software Group Co. Ltd.(b)	391,576
470,000	Kingsoft Corp. Ltd.	181,943
3,524,000	Lenovo Group Ltd.	2,429,251
13,431,000	Semiconductor Manufacturing International Corp.(a)	656,393
610,000	TPV Technology Ltd.	126,307
634,500	Travelsky Technology Ltd.	318,250
		4,654,015

	Total Common Stocks - 99.7%
	(Cost $32,808,922)	25,024,031

	Investments of Collateral for Securities Loaned - 8.5%
2,135,052	BNY Mellon Securities Lending Overnight Fund, 0.1250%(d) (e)	2,135,052
	(Cost $2,135,052)

	Total Investments - 108.2%
	(Cost $34,943,974)	27,159,083
	Liabilities in excess of Other Assets - (8.2%)	(2,071,052)
	Net Assets - 100.0%	$ 25,088,031

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees.  The total market value of sech securites is $150,823 which represents 0.6% of net assets.

(d)	At November 30, 2011, the total market value of the Fund's securities on loan was $1,988,968 and the total market value of the collateral held by the Fund was $2,135,052.
(e)	Interest rate shown reflects yield as of November 30, 2011.

Country Allocation*
China	100%

* Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2011.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 35,036,171	$ 1,280,038	$ (9,157,126)	$ (7,877,088)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stock:
Basic Materials	$1,347	$-	$-	$1,347
Communications	14,406	-	-	14,406
Consumer, Cyclical	2,013	-	-	2,013
Consumer, Non-cyclical	341	-	-	341
Industrial	2,112	151	-	2,263
Technology	4,654	-	-	4,654
Investments of Collateral for Securities on Loaned	2,135	-	-	2,135
Total	$27,008	$151	$-	$27,159

$(000s)
Transfers from Level 1 to Level 2:	151

Guggenheim China Technology ETF has a transfer from Level 1 to Level 2 as a result of China High Precision Automation Group not trading on a principal exchange on November 30, 2011.

EEN Guggenheim EW Euro-Pacific LDRs ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 99.0%
	Australia - 3.4%
3,347	Alumina Ltd., ADR(a)	$ 19,747
286	BHP Billiton Ltd., ADR(a)	21,499
1,525	Sims Metal Management Ltd., ADR	20,450
217	Westpac Banking Corp., ADR(a)	23,595
		85,291

	Belgium - 1.9%
437	Anheuser-Busch InBev NV, ADR	26,220
361	Delhaize Group SA, ADR	21,317
		47,537

	Cayman Islands - 1.5%
1,825	Melco Crown Entertainment Ltd., ADR(b)	18,104
8,053	Semiconductor Manufacturing International Corp., ADR(b)	20,616
		38,720

	Channel Islands - 2.8%
205	Randgold Resources Ltd., ADR	21,917
239	Shire PLC, ADR	24,215
468	WPP PLC, ADR	24,556
		70,688

	Denmark - 1.0%
217	NOVO Nordisk A/S, ADR	24,640

	Finland - 0.8%
3,633	Nokia OYJ, ADR(a)	21,035

	France - 5.1%
6,958	Alcatel-Lucent, ADR(b)	11,272
1,073	CIE Generale de Geophysique - Veritas, ADR(a) (b)	24,797
1,342	France Telecom SA, ADR(a)	23,176
675	Sanofi-Aventis SA, ADR	23,632
496	Total SA, ADR	25,663
1,539	Veolia Environnement SA, ADR(a)	19,746
		128,286

	Germany - 5.4%
1,170	Aixtron SE, ADR(a)	15,303
675	Deutsche Bank AG(a)	26,514
1,344	Elster Group SE, ADR(b)	17,311
338	Fresenius Medical Care AG & Co. KGaA, ADR	23,214
449	SAP AG, ADR	26,922
247	Siemens AG, ADR	25,048
		134,312

	Greece - 1.3%
1,157	Coca-Cola Hellenic Bottling Co. SA, ADR(b)	17,297
5,325	National Bank of Greece SA, ADR(b)	14,058
		31,355

	Ireland - 4.3%
1,381	CRH PLC, ADR	26,446
2,338	Elan Corp. PLC, ADR(b)	25,297
1,985	Governor & Co. of the Bank of Ireland, ADR(a)	9,846
1,203	ICON PLC, ADR(b)	20,463
900	Ryanair Holdings PLC, ADR(b)	27,081
		109,133

	Israel - 2.8%
749	NICE Systems Ltd., ADR(b)	25,151
2,285	Partner Communications Co. Ltd., ADR(a)	21,845
582	Teva Pharmaceutical Industries Ltd., ADR	23,053
		70,049

	Italy - 2.9%
599	ENI SpA, ADR	25,427
817	Luxottica Group SpA, ADR	23,342
2,071	Telecom Italia SpA, ADR	23,423
		72,192

	Japan - 16.5%
509	Canon, Inc., ADR	22,910
457	Hitachi Ltd., ADR	25,505
754	Honda Motor Co. Ltd., ADR	23,864
643	Konami Corp., ADR(a)	19,361
585	Kubota Corp., ADR	26,325
259	Kyocera Corp., ADR	22,973
601	Makita Corp., ADR	20,939
5,550	Mitsubishi UFJ Financial Group, Inc., ADR	24,087
8,109	Mizuho Financial Group, Inc., ADR	21,083
1,167	Nidec Corp., ADR	26,456
987	Nippon Telegraph & Telephone Corp., ADR	24,379
6,045	Nomura Holdings, Inc., ADR(a)	19,949
1,258	NTT DoCoMo, Inc., ADR(a)	22,342
2,329	Panasonic Corp., ADR	22,242
1,146	Sony Corp., ADR	20,685
4,281	Sumitomo Mitsui Financial Group, Inc., ADR	23,888
332	Toyota Motor Corp., ADR	21,882
382	Wacoal Holdings Corp., ADR(a)	24,727
		413,597

	Luxembourg - 2.0%
1,192	ArcelorMittal, NY Registered Shares	22,517
750	Tenaris SA, ADR	27,960
		50,477

	Netherlands - 9.1%
5,536	Aegon NV, NY Registered Shares(b)	24,192
906	ASM International NV, NY Registered Shares(a)	24,571
674	ASML Holding NV, NY Registered Shares	26,643
740	CNH Global NV(b)	29,393
3,168	ING Groep NV, ADR(b)	24,774
1,258	Koninklijke Philips Electronics NV, NY Registered Shares	25,575
1,027	Reed Elsevier NV, ADR	24,227
3,794	STMicroelectronics NV, NY Registered Shares(a)	24,016
717	Unilever NV, NY Registered Shares	24,457
		227,848

	New Zealand - 0.7%
–	Chorus Ltd., ADR(b) (c)	5
2,232	Telecom Corp. of New Zealand Ltd., ADR	17,923
		17,928

	Norway - 1.0%
989	Statoil ASA, ADR	25,635

	Portugal - 0.7%
2,809	Portugal Telecom SGPS SA, ADR(a)	17,444

	Spain - 5.1%
2,854	Banco Bilbao Vizcaya Argentaria SA, ADR	24,059
2,826	Banco Santander SA, ADR(a)	21,138
3,387	Grifols SA, ADR(b)	18,730
4,265	Promotora de Informaciones SA, ADR(a) (b)	20,046
3,832	Promotora de Informaciones SA, Class B, ADR	20,271
1,206	Telefonica SA, ADR	22,613
		126,857

	Sweden - 0.9%
2,119	Telefonaktiebolaget LM Ericsson, ADR	22,525

	Switzerland - 5.3%
1,219	ABB Ltd., ADR	23,125
946	Credit Suisse Group AG, ADR	22,903
2,292	Logitech International SA(a) (b)	18,909
411	Novartis AG, ADR	22,243
398	Syngenta AG, ADR	23,450
1,822	UBS AG(b)	22,720
		133,350

	United Kingdom - 24.5%
824	ARM Holdings PLC, ADR	23,294
508	AstraZeneca PLC, ADR	23,358
2,260	Aviva PLC, ADR	22,148
2,303	Barclays Bank PLC, ADR	26,830
357	BHP Billiton PLC, ADR	22,045
621	BP PLC, ADR	27,045
260	British American Tobacco PLC, ADR	24,219
846	BT Group PLC, ADR(a)	25,380
732	Carnival PLC, ADR	25,173
297	Diageo PLC, ADR	25,426
467	Ensco PLC, ADR	24,270
551	GlaxoSmithKline PLC, ADR	24,508
556	HSBC Holdings PLC, ADR	21,767
1,403	Intercontinental Hotels Group PLC, ADR	24,370
11,401	Lloyds Banking Group PLC, ADR(b)	17,672
459	National Grid PLC, ADR	22,684
1,320	Pearson PLC, ADR	23,984
1,234	Prudential PLC, ADR	24,446
740	Reed Elsevier PLC, ADR(a)	24,642
396	Rio Tinto PLC, ADR	21,016
3,235	Royal Bank of Scotland Group PLC, ADR(b)	21,707
353	Royal Dutch Shell PLC, ADR	24,710
349	Royal Dutch Shell PLC, Class B, ADR	25,194
478	Smith & Nephew PLC, ADR	21,868
714	Unilever PLC, ADR	24,012
884	Vodafone Group PLC, ADR	24,001
		615,769

	Total Common Stocks - 99.0%
	(Cost $2,385,780)	2,484,668

	Exchange Traded Fund - 0.6%
310	iShares MSCI EAFE Index Fund	$15,900
	(Cost $15,657)

	Total Long-Term Investments - 99.6%
	(Cost $2,401,437)	2,500,568

	Investments of Collateral for Securities Loaned - 13.8%
346,723	BNY Mellon Securities Lending Overnight Fund, 0.1250%(d) (e)	$346,723
	(Cost $346,723)

	Total Investments - 113.4%
	(Cost $2,748,160)	2,847,291
	Liabilities in excess of Other Assets - (13.4%)	(336,493)
	Net Assets - 100.0%	$ 2,510,798

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
A/S - Limited Liability Stock Company or Stock Company
KGaA - Limited Partnership
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company
SE - Stock Corporation
SGPS - Holding Enterprise

(a)	Security, or portion thereof, was on loan at November 30, 2011.
(b)	Non-income producing security.
(c)	Represents less than one share.
(d)	At November 30, 2011, the total market value of the Fund's securities on loan was $334,926 and the total market value of the collateral held by the Fund was $346,723.
(e)	Interest rate shown reflects yield as of November 30, 2011.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Consumer, Non-cyclical	18.5%
Communications	17.6%
Financial	17.5%
Industrial	12.7%
Technology	8.9%
Consumer, Cyclical	8.3%
Energy	8.1%
Basic Materials	6.1%
Utilities	1.7%
Exchange-Traded Funds	0.6%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2011.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 2,762,104	$ 461,769	$ (376,582)	$ 85,187

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$2,484	$-	$-	$2,484
Exchange Traded Fund	16	-	-	16
Investments of Collateral for Securities on Loaned	347	-	-	347
Total	$2,847	$-	$-	$2,847

There were no transfers between levels.

TAN Guggenheim Solar ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Common Stocks - 99.5%
	British Virgin Islands - 1.9%
647,498	Renesola Ltd., ADR(a) (b)	$ 1,294,996

	Canada - 1.3%
312,843	Canadian Solar, Inc.(a) (b)	910,373

	Cayman Islands - 36.6%
456,012	China Sunergy Co. Ltd., ADR(a) (b)	328,329
191,436	Daqo New Energy Corp., ADR(b)	411,587
26,937,000	GCL-Poly Energy Holdings Ltd.(a)	7,725,485
474,706	Hanwha SolarOne Co. Ltd., ADR(b)	683,577
1,035,236	JA Solar Holdings Co. Ltd., ADR(b)	1,894,482
139,645	JinkoSolar Holding Co. Ltd., ADR(a) (b)	849,042
600,007	LDK Solar Co. Ltd., ADR(a) (b)	2,130,025
11,093,000	Solargiga Energy Holdings Ltd.(a)	1,169,862
879,102	Suntech Power Holdings Co. Ltd., ADR(a) (b)	2,180,173
442,526	Trina Solar Ltd., ADR(a) (b)	3,540,208
6,039,000	Trony Solar Holdings Co. Ltd.	1,110,638
760,414	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	3,284,988
		25,308,396

	Germany - 14.9%
91,533	Centrotherm Photovoltaics AG	1,245,110
2,055,651	Conergy AG(a) (b)	702,873
32,733	Manz AG(a) (b)	745,996
93,057	Phoenix Solar AG(a)	417,145
1,290,281	Q-Cells SE(a) (b)	1,137,677
54,081	SMA Solar Technology AG(a)	3,189,419
193,824	Solar Millennium AG(a) (b)	456,603
582,881	Solarworld AG(a)	2,432,401
		10,327,224

	Norway - 2.9%
3,050,259	Renewable Energy Corp. ASA(a) (b)	2,006,151

	Spain - 1.3%
530,563	Solaria Energia y Medio Ambiente SA(a)	928,483

	Switzerland - 6.2%
221,129	Meyer Burger Technology AG(a) (b)	4,276,076

	United Kingdom - 0.4%
4,373,925	PV Crystalox Solar PLC	297,186

	United States - 34.0%
124,059	Amtech Systems, Inc.(b)	1,126,456
1,009,919	Energy Conversion Devices, Inc.(a) (b)	333,273
167,924	First Solar, Inc.(b)	8,036,843
615,015	GT Advanced Technologies, Inc.(b)	4,747,916
718,085	MEMC Electronic Materials, Inc.(b)	2,994,414
435,255	Power-One, Inc.(b)	1,854,186
1,100,492	Satcon Technology Corp.(a) (b)	836,264
203,581	STR Holdings, Inc.(b)	1,864,802
219,304	SunPower Corp.(b)	1,714,957
		23,509,111

	Total Common Stocks - 99.5%
	(Cost $185,299,285)	68,857,996

	Investments of Collateral for Securities Loaned - 42.9%
29,691,547	BNY Mellon Securities Lending Overnight Fund, 0.1250%(c) (d)	29,691,547
	(Cost $29,691,547)

	Total Investments - 142.4%
	(Cost $214,990,832)	98,549,543
	Liabilities in excess of Other Assets - (42.4%)	(29,353,953)
	Net Assets - 100.0%	$ 69,195,590

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
PLC - Public Limited Company
SA - Corporation
SE - Stock Corporation

(a)	Security, or portion thereof, was on loan at November 30, 2011.
(b)	Non-income producing security.
(c)
At November 30, 2011, the total market value of the Fund's securities on loan was $26,979,607 and the total market value of the collateral held by the Fund was $29,699,861, consisting of cash collateral of $29,691,547 and U.S. Government and Agency securities valued at $8,314.

(d)	Interest rate shown reflects yield as of November 30, 2011.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Energy	38.1%
Industrial	34.3%
Technology	27.0%
Basic Materials	0.6%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2011.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 219,644,361	$ -	$ (121,094,818)	$ (121,094,818)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$68,858	$-	$-	$68,858
Investments of Collateral for Securities on Loaned	29,692	-	-	29,692
Total	$98,550	$-	$-	$98,550

There were no transfers between levels.

CGW Guggenheim S&P Global Water Index ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.9%
	Austria - 2.3%
45,151	Andritz AG	$3,971,368
25,300	BWT AG	436,959
		4,408,327

	Bermuda - 1.5%
7,951,984	Beijing Enterprises Water Group Ltd.(a)	2,198,799
2,600,000	China Water Affairs Group Ltd.	745,676
		2,944,475

	Brazil - 3.9%
137,628	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	7,599,818

	China - 1.4%
2,314,000	China Everbright International Ltd.	898,756
2,876,000	Guangdong Investment Ltd.(b)	1,775,423
		2,674,179

	Finland - 1.3%
157,590	Kemira OYJ(b)	1,943,201
67,436	Uponor OYJ	677,665
		2,620,866

	France - 6.5%
347,809	Suez Environnement Co.	4,409,070
646,117	Veolia Environnement SA	8,225,422
		12,634,492

	Italy - 1.2%
56,576	ACEA SpA	413,548
535,468	Hera SpA	778,486
174,411	Interpump Group SpA	1,137,291
		2,329,325

	Japan - 4.7%
431,000	Ebara Corp.	1,526,794
261,700	Kurita Water Industries Ltd.	6,850,115
54,000	Nihon Nohyaku Co. Ltd.	228,159
80,000	Organo Corp.	632,745
		9,237,813

	Netherlands - 0.7%
125,000	Wavin NV(a)	1,346,151

	Singapore - 1.1%
1,452,000	Hyflux Ltd.(b)	1,337,257
1,665,000	Sound Global Ltd.	734,224
		2,071,481

	Spain - 0.9%
68,929	Fomento de Construcciones y Contratas SA(b)	1,779,225

	Sweden - 4.2%
431,100	ALFA Laval AB	8,297,392

	Switzerland - 10.1%
102,329	Geberit AG(a)	19,619,195

	United Kingdom - 22.1%
452,346	Halma PLC	2,455,924
872,798	Pennon Group PLC	9,849,382
583,392	Severn Trent PLC	14,167,104
1,664,785	United Utilities Group PLC	16,469,565
		42,941,975

	United States - 38.0%
94,901	Aegion Corp.(a)	1,438,699
44,580	American States Water Co.	1,572,782
419,111	American Water Works Co., Inc.	13,021,779
329,706	Aqua America, Inc.	7,220,561
18,524	Badger Meter, Inc.(b)	575,541
69,510	Calgon Carbon Corp.(a)	1,034,309
99,114	California Water Service Group	1,826,671
228,995	Danaher Corp.	11,078,778
45,483	Franklin Electric Co., Inc.	2,140,885
255,229	Heckmann Corp.(a) (b)	1,493,090
102,458	IDEX Corp.	3,735,619
50,166	Itron, Inc.(a)	1,777,381
46,115	Layne Christensen Co.(a)	1,153,797
380,034	Mueller Water Products, Inc., Class A	851,276
123,178	Pentair, Inc.	4,684,459
31,015	SJW Corp.(b)	765,760
145,694	TETRA Tech, Inc.(a)	3,262,089
28,629	Valmont Industries, Inc.	2,438,618
73,034	Watts Water Technologies, Inc., Class A	2,789,899
464,502	Xylem, Inc.	11,101,598
		73,963,591

	Total Common Stocks - 99.9%
	(Cost $199,385,285)	194,468,305

	Investments of Collateral for Securities Loaned - 3.6%
7,015,572	BNY Mellon Securities Lending Overnight Fund, 0.125%(c) (d)	7,015,572
	(Cost $7,015,572)

	Total Investments - 103.5%
	(Cost $206,400,857)	201,483,877
	Liabilities in excess of Other Assets - (3.5%)	(6,885,129)
	Net Assets - 100.0%	$ 194,598,748

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)	At November 30, 2011, the total market value of the Fund's securities on loan was $6,634,010 and the total market value of the collateral held by the Fund was $7,015,572.
(d)	Interest rate shown reflects yield as of November 30, 2011.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Sector Allocation*
Industrial	53.6%
Utilities	44.4%
Basic Materials	1.1%
Diversified	0.9%
* Subject to change daily. Based on long-term investments.
Securities are classifed by sectors that represent broad groupings of related industries.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 209,008,313	$ 18,818,714	$ (26,343,150)	$ (7,524,436)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$194,468	$-	$-	$194,468
Investments of Collateral for Securities Loaned	7,016	-	-	7,016
Total	$201,484	$-	$-	$201,484

There were no transfers between levels.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	January 27, 2012

By:	/s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 27, 2012